Income Tax Benefits /(Expenses) (Deferred Tax Assets Not Recognized) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	¥ 393,896	¥ 350,574
2022 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	0	65,331
2023 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	65,585	66,965
2024 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	91,901	91,901
2025 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	41,475	41,475
2026 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	95,144	84,902
2027 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	99,791	0
Impairment losses on property, plant and equipment [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	29,856	29,969
Unused tax losses carried forward [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	¥ 393,896	¥ 350,574